Supplementary Information to the Consolidated Statements of Profit or Loss and Other Comprehensive Income or Loss (Schedule of Selling Expenses) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of transactions between related parties [abstract]
Salary and benefits (including share-based compensation)	$ 1,861	$ 1,713	$ 1,991
Marketing and consulting	1,502	1,477	1,637
Depreciation and amortization	35	27	50
Shipping and delivery	511	411	356
Registration and marketing license fees	1,856	1,308	810
Selling and marketing	$ 5,765	$ 4,936	$ 4,844